Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Tables) [Line Items]
Schedule of financial assets and liabilities
	As of March 31, 2023
	Fair value measurements at reporting date using
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liabilities – borrowings(1)	—	—	9,475,769	9,475,769
Warrant liabilities – Public warrants(2)	—	—	948,750	948,750
Warrant liabilities – private placement warrants(2)	—	—	572,000	572,000
Embedded derivative(3)	—	—	708,505	708,505
Working capital loan(4)	—	—	1,183,335	1,183,335
	As of December 31, 2022
	Fair value measurements at reporting date using
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liabilities borrowings(1)	—	—	16,765,776	16,765,776

(1)      The fair value of the warrant liabilities, which are related to the detachable warrants issued in connection with the Harbert and Blue Torch borrowings, were estimated using a Black-Scholes option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates.

(2)      Public and private placement warrants were estimated using a Black-Scholes option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates.

(3)      The fair value of the embedded derivative liability of the convertible debentures was estimated using Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates

	As of December 31, 2022
	Fair value measurements at reporting date using
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liabilities(b)	—	—	16,765,776	16,765,776
	As of December 31, 2021
	Fair value measurements at reporting date using
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities(a)	260,417	—	—	260,417
Liabilities
Warrant liabilities(b)	—	—	5,376,932	5,376,932

(a)      Warrant liabilities

The fair value of the warrant liabilities, which are related to the detachable warrants issued in connection with the Harbert loan, were estimated using a closed-ended option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates.

Schedule of fair value of warrant liabilities
	For the three months ended March 31,
	2023	2022
Liability at beginning of the period	16,765,776	5,376,932
Additions	—	—
Change in fair value(1)	(7,290,007)	(1,700,221)
Liability at end of the period	9,475,769	3,676,711

(1)      Changes in the fair value of warrant liabilities and working capital loans are reported in the condensed consolidated statements of operations. The Company has determined that no adjustments to the fair values of its instruments recorded under the fair value option for instrument-specific credit risk were required.

	Year ended December 31,
	2022	2021
Liability at beginning of the period	5,376,932	2,436,998
Additions	12,179,537	1,399,039
Change in fair value(1)	(790,693)	1,540,895
Liability at end of the period	16,765,776	5,376,932

(1)      Changes in the fair value of warrant liabilities are reported in the consolidated statements of operations. The Company has determined that no adjustments to the fair values of its instruments recorded under the fair value option for instrument-specific credit risk were required at December 31, 2022 and 2021.

Schedule of changes in fair value of the public and private placements warrants and working capital loan
For the three months ended March 31, 2023
Acquired in the Business Combination	2,296,333
Change in fair value(1)	(775,583)
Balance as of March 31, 2023	1,520,750
For the three months ended March 31, 2023
Acquired in Business Combination	421,900
Change in fair value(1)	761,435
Balance as of March 31, 2023	1,183,335

Schedule of fair value of embedded derivative on convertible debentures
For the three months ended March 31, 2023
Addition during the year	708,505
Change in fair value	—
Balance as of March 31, 2023	708,505

Schedule of quantitative information regarding Level 3 fair value measurements
2021
Expected dividend yield	0.00%
Expected volatility	52.60%
Risk-free interest rate	2.41%
Expected average life of options (in years)	9 Years

Kludein I Acquisition Corp. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of company’s assets and liabilities that are measured at fair value on a recurring basis
Description	Level	December 31, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$107,332,749	$172,580,609

Liabilities:
Warrant Liabilities – Public Warrants	1	690,000	5,180,136
Warrant Liabilities – Private Placement Warrants	3	416,000	3,131,574
Working Capital Loan	3	421,900	—

Schedule of quantitative information regarding Level 3 fair value measurements
	As of December 31, 2022	As of December 31, 2021
Stock price	$10.24	$9.84
Strike price	$11.50	$11.50
Volatility	3.8%	12.2%
Risk-free rate	4.41%	1.17%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.08	$0.60
	As of December 31, 2022	As of September 30, 2022	As of June 30, 2022	As of April 1, 2022	As of January 31, 2022
Stock price	$10.24	$10.05	$9.99	$9.94	$9.87
Strike price	11.50	$11.50	$11.50	$11.50	$11.50
Volatility	3.8%	0.0%	10.1%	3.8%	9.1%
Risk-free rate	4.41%	4.01%	2.98%	2.40%	2.40%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%

Schedule of change in the fair value of warrant liabilities and working capital loan
	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 11, 2021	3,744,000	6,210,000	9,954,000
Change in fair value	(612,426)	(1,380,000)	(1,992,426)
Transfer to Level 1	—	(4,830,000)	(4,830,000)
Fair value as of December 31, 2021	3,131,574	—	3,131,574
Private Placement
Fair value as of January 1, 2022	$3,131,574
Change in fair value	(2,715,574)
Fair value as of December 31, 2022	$416,000
Working Capital Loan
Fair value as of January 1, 2022	$—
Initial measurement at January 31, 2022 – $350,000 draw	264,900
Initial measurement at April 1, 2022 – $112,500 draw	83,396
Initial measurement at June 30, 2022 – $250,000 draw	184,807
Initial measurement at September 30, 2022 – $360,000 draw	177,331
Initial measurement at December 31, 2022 – $152,500 draw	52,522
Change in fair value	(341,057)
Fair value as of December 31, 2022	$421,900